BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents
A reconciliation of the amounts of cash and cash equivalents and restricted cash in our consolidated balance sheets to the amount in our consolidated statements of cash flows is as follows:

	March 31, 2025	December 31, 2024

	(in thousands)
Cash and cash equivalents of continuing operations	$2,714,050	$2,356,434
Restricted cash of continuing operations	6,334	6,197
Cash, cash equivalents and restricted cash of discontinued operations	427,891	373,344
Cash, cash equivalents and restricted cash shown in the statements of cash flows	$3,148,275	$2,735,975

A reconciliation of the amounts of cash and cash equivalents and restricted cash in the consolidated balance sheets to the amount in the consolidated statements of cash flows is as follows:

	December 31,
	2024	2023

	(in thousands)

Cash and cash equivalents of continuing operations	$2,356,434	$1,906,931
Restricted cash of continuing operations	6,197	1,263
Cash, cash equivalents and restricted cash of discontinued operations	373,344	348,681
Cash, cash equivalents and restricted cash shown in the statement of cash flows	$2,735,975	$2,256,875

Schedule of Restricted Cash
A reconciliation of the amounts of cash and cash equivalents and restricted cash in our consolidated balance sheets to the amount in our consolidated statements of cash flows is as follows:

	March 31, 2025	December 31, 2024

	(in thousands)
Cash and cash equivalents of continuing operations	$2,714,050	$2,356,434
Restricted cash of continuing operations	6,334	6,197
Cash, cash equivalents and restricted cash of discontinued operations	427,891	373,344
Cash, cash equivalents and restricted cash shown in the statements of cash flows	$3,148,275	$2,735,975

A reconciliation of the amounts of cash and cash equivalents and restricted cash in the consolidated balance sheets to the amount in the consolidated statements of cash flows is as follows:

	December 31,
	2024	2023

	(in thousands)

Cash and cash equivalents of continuing operations	$2,356,434	$1,906,931
Restricted cash of continuing operations	6,197	1,263
Cash, cash equivalents and restricted cash of discontinued operations	373,344	348,681
Cash, cash equivalents and restricted cash shown in the statement of cash flows	$2,735,975	$2,256,875

Schedule of Weighted Average Number of Shares Outstanding
The following table sets forth the computations of basic and diluted EPS for continuing and discontinued operations for all periods presented:

	Years Ended December 31,
	2024	2023	2022

	(in thousands, except per share data)

Income from continuing operations attributable to Global Payments	$1,323,711	$643,928	$(177,719)
Income from discontinued operations attributable to Global Payments	246,654	342,305	289,212
Net income attributable to Global Payments	$1,570,365	$986,233	$111,493

Basic weighted-average number of shares outstanding	254,291	261,126	275,191
Plus: Dilutive effect of stock options and other share-based awards	554	572	385
Diluted weighted-average number of shares outstanding	254,845	261,698	275,576

Basic earnings per share attributable to Global Payments:
Continuing operations	$5.21	$2.47	$(0.64)
Discontinued operations	0.97	1.31	1.05
Total basic earnings per share attributable to Global Payments	$6.18	$3.78	$0.41

Diluted earnings per share attributable to Global Payments:
Continuing operations	$5.19	$2.46	$(0.64)
Discontinued operations	0.97	1.31	1.04
Total diluted earnings per share attributable to Global Payments	$6.16	$3.77	$0.40